COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments for Non-Cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

	As of December 31, 2012
	(RMB’000)	(US$’000)

Year 2013	3,991	641
Year 2014	1,009	162
Year 2015 and thereafter	—	—

Total	5,000	803

Commitments Related to Framework Contracts to Purchase Raw Materials

The commitments related to framework contracts to purchase raw materials as of December 31, 2012 are as follows:

	As of December 31, 2012
	(RMB’000)	(US$’000)

Year 2013	168,881	27,107
Year 2014 and thereafter	—	—

	168,881	27,107